EQ ADVISORS TRUSTSM

EQ/PIMCO Global Real Return Portfolio

EQ/PIMCO Real Return Portfolio

SUPPLEMENT DATED JUNE 13, 2025 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2025, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2025, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.

Effective immediately, the section of the Summary Prospectus and Prospectus entitled “EQ/PIMCO Global Real Return Portfolio – WHO MANAGES THE PORTFOLIO — Sub-Adviser: Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Adviser”)” is amended by deleting the table in its entirety and replacing it with the following:

Portfolio Managers: The members of the team that are jointly and primarily responsible for the securities selection, research and trading for the Portfolio are:

Name	Title	Date Began Managing the Portfolio
Lorenzo Pagani, Ph.D.	Managing Director and Portfolio Manager of PIMCO	January 2019
Steve A. Rodosky*	Managing Director and Portfolio Manager of PIMCO	May 2020
Daniel He	Executive Vice President and Portfolio Manager of PIMCO	May 2020
Mike Cudzil	Managing Director and Portfolio Manager of PIMCO	June 2025

*	On or about December 31, 2025, Steve A. Rodosky will retire from PIMCO and will no longer serve as a Portfolio Manager for the Portfolio.

Effective immediately, the section of the Summary Prospectus and Prospectus entitled “EQ/PIMCO Real Return Portfolio – WHO MANAGES THE PORTFOLIO — Sub-Adviser: Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Adviser”)” is amended by deleting the table in its entirety and replacing it with the following:

Portfolio Managers: The members of the team that are jointly and primarily responsible for the securities selection, research and trading for the Portfolio are:

Name	Title	Date Began Managing the Portfolio
Steve A. Rodosky*	Managing Director and Portfolio Manager of PIMCO	January 2019
Daniel He	Executive Vice President and Portfolio Manager of PIMCO	December 2019
Mike Cudzil	Managing Director and Portfolio Manager of PIMCO	June 2025

*	On or about December 31, 2025, Steve A. Rodosky will retire from PIMCO and will no longer serve as a Portfolio Manager for the Portfolio.

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Pacific Investment Management Company LLC” is amended by deleting the third paragraph in its entirety and replacing it with the following:

Steve A. Rodosky, Daniel He and Mike Cudzil are members of the team responsible for investment decisions for the EQ/PIMCO Global Real Return Portfolio and EQ/PIMCO Real Return Portfolio. Lorenzo Pagani, Ph.D., is a member of the team responsible for investment decisions for the EQ/PIMCO Global Real Return Portfolio. Effective December 31, 2025, Steve A. Rodosky will no longer serve as a Portfolio Manager of the Portfolios.

Steve A. Rodosky is a managing director in the Newport Beach office and a portfolio manager for real return and U.S. long duration strategies. He joined PIMCO in 2001.

Daniel He is an Executive Vice President and portfolio manager in the Newport Beach office. He is a member of the liquid products group specializing in real return and mortgage-backed securities. Prior to joining PIMCO in 2011, he structured and traded derivative strategies for a global macro hedge fund. He has 19 years of investment experience.

Mike Cudzil is a managing director and a generalist portfolio manager. He serves as a senior member of the total return portfolio management team, co-lead of the liability-driven investment portfolio management team, and lead of the U.S. inflation portfolio management team. He joined PIMCO in 2012.

Lorenzo Pagani is a managing director and portfolio manager in the London office and head of the European rates desk. He is a member of the global bond and global real return portfolio management teams. Additionally, he is a member of the European Portfolio Committee, the Counterparty Risk Committee and the Best Execution Committee. He joined PIMCO in 2004.

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The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — Pacific Investment Management Company LLC” is amended to include the following information:

Pacific Investment Management Company LLC (“PIMCO” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as April 30, 2025						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

EQ/PIMCO Global Real Return Portfolio
Mike Cudzil	18	$21,822M	13	$8,726M	58	$34,630M	0	0	2	$6,369M	7	$1,249M

EQ/PIMCO Real Return Portfolio
Mike Cudzil	18	$21,822M	13	$8,726M	58	$34,630M	0	0	2	$6,369M	7	$1,249M

Ownership of Shares of the Portfolios as of April 30, 2025

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

EQ/PIMCO Global Real Return Portfolio
Mike Cudzil	X

EQ/PIMCO Real Return Portfolio
Mike Cudzil	X